Segment Information (Tables)	12 Months Ended
Mar. 31, 2026
Segment Information [Abstract]
Schedule of Segment Expense Categories

Significant Segment Expense Categories Provided to the CODM

	For the years ended March 31,
	2026	2025
Net revenues	$13,831,904	$14,777,798
Cost of revenue	13,843,219	15,059,324
Gross profit	$(11,315)	$(281,526)

Operating expenses
General and administrative	$3,988,741	$3,641,446
Impairment of goodwill and intangible assets	16,700,276	162,381,380
Total operating expenses	$20,689,017	$166,022,826

Other (expenses) income, net	$(4,113)	$34,073
Benefit for income taxes	(1,988,264)	(30,801,146)
Net loss	$(18,716,181)	$(135,469,133)